ADMINISTRATIVE EXPENSES	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
ADMINISTRATIVE EXPENSES
8.	ADMINISTRATIVE EXPENSES

	2026	2025	2024
	HK$	HK$	HK$

Salaries and benefits	674,048	281,037	406,361
Office and miscellaneous	625,638	787,151	1,003,146
Management and consulting fees	500,000	510,000	205,968
Professional fees	7,757,717	4,225,016	3,185,586
Director remuneration	1,279,600	1,559,022	1,800,000
Depreciation	326,839	273,297	474,697
Travel and promotion	15,073	32,604	26,460

Total	11,178,915	7,668,127	7,102,218